Quarterly Report
January 31, 2024
MFS®  Commodity
Strategy Fund
CMS-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 76.3%
Aerospace & Defense – 0.9%
Boeing Co., 1.433%, 2/04/2024	$3,511,000	$3,509,638
Boeing Co., 2.196%, 2/04/2026	2,850,000	2,684,219
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,249,843
		$7,443,700
Apparel Manufacturers – 0.1%
Tapestry, Inc., 7.05%, 11/27/2025	$587,000	$600,458
Tapestry, Inc., 7%, 11/27/2026	356,000	367,198
		$967,656
Asset-Backed & Securitized – 15.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.129%, 11/15/2054 (i)	$19,755,022	$960,232
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.949% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,772,565
ACREC 2021-FL1 Ltd., “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,367,366
ACREC 2021-FL1 Ltd., “C”, FLR, 7.599% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,088,684
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.696% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,494,934
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	252,269	253,187
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	192,344	191,180
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	320,002	319,205
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	922,000	922,037
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	365,553
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	149,188
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.048% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	551,618
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.297% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	317,923
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.147% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,659,720
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,654,804
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.748% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	984,194
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,599,635
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.752% ((SOFR - 1mo. + 0.11448%) + 1.3%), 9/14/2036 (n)	427,176	422,698
AREIT 2019-CRE3 Trust, “B”, FLR, 7.002% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	303,000	292,632
AREIT 2019-CRE3 Trust, “C”, FLR, 7.352% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	230,825
AREIT 2022-CRE6 Trust, “C”, FLR, 7.495% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	853,133
AREIT 2022-CRE6 Trust, “D”, FLR, 8.195% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	749,695
AREIT 2022-CRE7 LLC, “B”, FLR, 8.575% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,540,382
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	520,918	526,429
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.229% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,606,204	1,605,661
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.679% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	870,027	863,938
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.179% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,364,253
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.479% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	575,623
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.753%, 12/15/2051 (i)	19,159,684	544,053
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.283%, 7/15/2054 (i)	7,303,918	478,751
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.372%, 9/15/2054 (i)	7,428,104	514,489
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.606%, 2/15/2054 (i)	11,262,993	907,484
BDS 2021-FL10 Ltd., “B”, FLR, 7.399% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	777,350
BDS 2021-FL10 Ltd., “C”, FLR, 7.749% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	561,584
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.266%, 2/15/2054 (i)	12,510,626	747,562
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.259%, 7/15/2054 (i)	14,460,784	882,187
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.272%, 8/15/2054 (i)	10,182,146	661,955
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.032%, 9/15/2054 (i)	14,789,866	740,946
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	464,598
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.498% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	332,029
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.747% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	398,457
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.846% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,185,940
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.396% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	434,264
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.646% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	694,785
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	105,035	101,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	$229,900	$215,068
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	54,291	50,399
BXMT 2020-FL2 Ltd., “B”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,296,341
BXMT 2020-FL2 Ltd., “A”, FLR, 6.346% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	1,304,204	1,244,668
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.746% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,420,857
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	561,324	540,857
CD 2017-CD4 Mortgage Trust, “XA”, 1.222%, 5/10/2050 (i)	9,397,897	279,699
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	333,997
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	103,918
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,067,956	1,070,946
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	1,102,078	1,112,608
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	757,287	756,620
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	262,894	257,767
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.635%, 11/15/2062 (i)	8,984,641	283,063
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.298%, 2/15/2054 (i)	10,866,081	737,943
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.773%, 4/15/2054 (i)	10,522,891	399,819
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)	11,377,357	562,563
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.039%, 6/15/2064 (i)	6,093,993	327,189
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	22,272	22,225
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	247,707
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	303,122
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	240,363
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	240,972	236,337
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	560,461
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,320,739
Cutwater 2015-1A Ltd., “AR”, FLR, 6.796% ((SOFR - 3mo. + 0.26161%) + 1.22%), 1/15/2029 (n)	122,038	122,104
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	2,183,803	2,184,294
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	398,194
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.16% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,936,651
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,117,300	1,118,514
Empire District Bondco LLC, 4.943%, 1/01/2033	684,000	685,290
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	1,237,592	1,239,967
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	1,135,000	1,138,613
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	697,834
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.195% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,866,769
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.595% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,733,970
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	782,000	781,569
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.009%, 5/10/2050 (i)	10,457,228	278,764
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.078%, 8/10/2050 (i)	10,771,146	307,396
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.127%, 5/12/2053 (i)	8,628,992	471,104
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.026% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	3,069,116	3,053,688
JPMorgan Chase Commercial Mortgage Securities Corp., 0.985%, 9/15/2050 (i)	11,430,321	273,060
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	476,451	475,698
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	769,000	770,839
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.198% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,727,028
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.448% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	715,661
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.071% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	2,174,539	2,169,283
MF1 2020-FL4 Ltd., “B”, FLR, 8.196% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	2,437,000	2,430,450
MF1 2021-FL6 Ltd., “B”, FLR, 7.099% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,001,682
MF1 2022-FL8 Ltd., “C”, FLR, 7.536% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	904,758
MF1 2022-FL9 Ltd., “B”, FLR, 8.486% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,963,364
MF1 2024-FL14 LLC, “C”, FLR, 8.657% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	816,596
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.248%, 5/15/2050 (i)	8,927,275	256,271
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.305%, 6/15/2050 (i)	3,842,008	102,354
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	14,689,267	474,240
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.289%, 5/15/2054 (i)	9,462,177	571,502
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.206%, 6/15/2054 (i)	8,650,257	473,050
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.587% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,110,969
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.396% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,393,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.446% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	$956,000	$962,807
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.329% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,427,638	1,412,269
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.929% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,427,638	1,411,436
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	729,064	732,959
OCP CLO 2015-10A Ltd., “BR2”, FLR, 7.235% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/26/2034 (n)	2,250,000	2,248,285
OneMain Financial Issuance Trust (OMFIT) 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	990,172
OneMain Financial Issuance Trust (OMFIT) 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,335,313
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,685,187
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,140,195
Onslow Bay Financial LLC OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	220,667	222,036
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.714% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	1,609,161	1,614,705
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.817% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	2,888,785	2,890,715
PFP III 2021-7 Ltd., “C”, FLR, 7.102% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)	29,117	28,395
PFP III 2021-8 Ltd., “B”, FLR, 6.952% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	617,500	595,282
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	227,090
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	170,365
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.475% ((SOFR - 3mo. + 2.1616%) + 1.9%), 4/13/2031 (n)	722,762	710,288
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.598% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,535,809
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.079% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	642,432
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	993,178
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.529% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,524,365
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.249% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,167,794
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.846% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,269,162
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.296% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,659,421
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.012%, 11/15/2050 (i)	6,042,466	169,486
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.867%, 12/15/2051 (i)	6,292,928	206,421
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.358%, 11/15/2054 (i)	6,082,426	403,196
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.196% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	353,631	353,903
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	668,572
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.196% (SOFR - 1mo. + 0.85%), 3/15/2027	1,276,062	1,277,438
		$127,924,889
Automotive – 1.3%
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	$457,000	$456,903
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	1,220,000	1,227,793
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,087,805
LKQ Corp., 5.75%, 6/15/2028	1,711,000	1,745,998
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,169,347
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	862,577
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,965,550
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,267,192
		$10,783,165
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$564,000	$564,085
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,020,195
		$1,584,280
Brokerage & Asset Managers – 1.3%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,920,894
Charles Schwab Corp., 5.875%, 8/24/2026	2,177,000	2,228,963
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	1,707,000	1,746,521
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	898,000	864,698
LPL Holdings, Inc., 6.75%, 11/17/2028	681,000	715,949
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,416,000	1,305,013
		$10,782,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$919,472
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,107,258
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,459,264
		$4,485,994
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$1,385,135
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	2,762,000	2,818,572
		$4,203,707
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,142,346
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,439,404
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,046,214
		$2,485,618
Conglomerates – 0.7%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$2,249,000	$2,272,937
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,366,000	1,386,009
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	2,070,000	2,066,014
		$5,724,960
Consumer Products – 0.4%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$2,654,000	$2,596,531
Haleon US Capital LLC, 3.375%, 3/24/2027	1,154,000	1,111,145
		$3,707,676
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,203,969
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,571,090
		$4,775,059
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$338,000	$338,143
Electronics – 0.9%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,392,507
Qorvo, Inc., 1.75%, 12/15/2024	909,000	876,701
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,012,329
		$7,281,537
Emerging Market Quasi-Sovereign – 0.2%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$775,507
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,319,601
		$2,095,108
Energy - Independent – 0.4%
EQT Corp., 5.7%, 4/01/2028	$778,000	$791,492
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,789,000	2,376,240
		$3,167,732
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	$1,243,000	$1,241,657
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027 (n)	1,438,000	1,487,857
Air Lease Corp., 2.2%, 1/15/2027	1,590,000	1,460,303
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	886,698
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	743,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	$1,715,000	$1,530,666
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,175,186
		$8,526,095
Food & Beverages – 1.0%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$2,248,257
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	2,313,000	2,045,605
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,882,489
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	946,079
		$8,122,430
Food & Drug Stores – 0.2%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$2,125,000	$2,121,393
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$2,186,000	$2,176,186
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	403,625
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,925,649
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,091,372
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,251,754
Marriott International, Inc., 3.75%, 10/01/2025	459,000	449,445
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,315,023
Sands China Ltd., 4.05%, 1/08/2026	1,030,000	991,763
		$9,604,817
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$152,000	$146,584
Insurance – 0.8%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,146,000	$1,121,280
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,613,000	1,548,553
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	981,000	984,754
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,405,593
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,381,269
		$6,441,449
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,147,246
Machinery & Tools – 0.0%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$448,000	$421,852
Major Banks – 8.5%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$734,722
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,627,716
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,243,590
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	2,319,000	2,308,628
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,655,540
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,359,967
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 1/31/2030	621,000	627,051
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/09/2030 (n)	2,443,000	2,453,381
Deutsche Bank AG, 0.898%, 5/28/2024	694,000	683,553
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,247,000	3,220,526
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	958,000	992,220
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	849,000	776,869
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	175,947
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,176,980
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	696,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	$646,000	$670,486
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	791,133
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	2,840,000	2,616,712
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	2,090,000	2,071,007
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,491,915
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	246,848
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	464,070
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,700,000	1,569,497
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,347,687
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,997,000	1,953,761
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,223,715
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,445,000	2,275,029
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,276,000	2,270,492
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,216,176
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,104,618
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,009,276
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	805,691
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	779,875
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,055,127
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,592,341
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,129,685
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,334,000	1,325,058
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,729,799
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/11/2027 (n)	1,513,000	1,522,003
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,000,000	987,604
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	457,827
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,389,190
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,511,146
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,707,095
		$73,047,682
Medical & Health Technology & Services – 0.6%
IQVIA, Inc., 5.7%, 5/15/2028 (n)	$788,000	$802,495
IQVIA, Inc., 6.25%, 2/01/2029 (n)	598,000	622,348
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,900,424
		$5,325,267
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,009,000	$1,985,792
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,146,000	1,144,060
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,538,591
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,556,526
		$7,224,969
Midstream – 1.0%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$2,537,000	$2,585,038
Enbridge, Inc., 2.5%, 2/14/2025	1,542,000	1,499,606
Enbridge, Inc., 5.969%, 3/08/2026	737,000	736,967
Energy Transfer LP, 2.9%, 5/15/2025	846,000	821,229
Energy Transfer LP, 5.55%, 2/15/2028	755,000	768,286
TC Energy Corp., 6.203%, 3/09/2026	1,100,000	1,099,918
Western Midstream Operating LP, 3.1%, 2/01/2025	1,082,000	1,054,344
		$8,565,388
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$5,873	$5,829
Fannie Mae, 3%, 12/01/2031	217,775	208,787
Fannie Mae, 2%, 5/25/2044	66,489	64,999
Freddie Mac, 1.087%, 4/25/2024 (i)	55,513	44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 7/01/2025	$16,520	$16,317
Freddie Mac, 5.978%, 7/25/2029	982,975	982,010
Freddie Mac, 1.695%, 4/25/2030 (i)	6,352,300	488,923
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,669,139	2,528,967
Freddie Mac, 2%, 7/15/2042	368,709	338,341
		$4,634,217
Municipals – 0.5%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$2,265,000	$2,231,001
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	315,923
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	241,474
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	300,432
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	331,603	326,010
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	444,923
		$3,859,763
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,842,000	$3,789,494
Other Banks & Diversified Financials – 1.8%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,182,000	$2,251,910
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	429,677
American Express Co., 2.25%, 3/04/2025	859,000	832,469
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	2,782,000	2,772,662
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,573,000	1,605,923
Citizens Financial Group, Inc. , 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/22/2030	1,481,000	1,491,289
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,181,730
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,757,722
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/23/2030	1,747,000	1,761,889
		$15,085,271
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,758,295
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	578,855
		$2,337,150
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$2,617,000	$2,458,580
Corporate Office Property LP, REIT, 2%, 1/15/2029	418,000	351,194
		$2,809,774
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,468,000	$1,482,028
Retailers – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024	$832,000	$823,680
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$2,923,000	$2,723,889
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	974,000	863,020
		$3,586,909
Specialty Stores – 0.2%
Genuine Parts Co., 1.75%, 2/01/2025	$1,302,000	$1,258,121
Ross Stores, Inc., 0.875%, 4/15/2026	926,000	852,649
		$2,110,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$465,546
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	420,123
Rogers Communications, Inc., 3.2%, 3/15/2027	3,568,000	3,410,462
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,527,000	2,477,457
		$6,773,588
Tobacco – 0.5%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$880,000	$913,542
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,298,502
Philip Morris International, Inc., 5%, 11/17/2025	591,000	593,878
Philip Morris International, Inc., 5.125%, 11/17/2027	526,000	534,610
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,272,455
		$4,612,987
Transportation - Services – 1.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$6,310,000	$6,258,535
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	2,816,000	2,866,896
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	675,342
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	669,120
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,146,000	1,152,581
		$11,622,474
U.S. Treasury Obligations – 27.8%
U.S. Treasury Notes, 2.5%, 4/30/2024 (f)(s)	$25,217,000	$25,042,648
U.S. Treasury Notes, 1.875%, 8/31/2024 (f)(s)	17,444,000	17,121,695
U.S. Treasury Notes, 0.75%, 11/15/2024 (f)(s)	13,576,000	13,142,735
U.S. Treasury Notes, 2.5%, 1/31/2025 (f)(s)	23,236,000	22,729,528
U.S. Treasury Notes, 3.75%, 4/15/2026 (f)	16,708,000	16,563,763
U.S. Treasury Notes, 4.125%, 6/15/2026	40,206,000	40,215,423
U.S. Treasury Notes, 4.5%, 7/15/2026	33,366,000	33,677,503
U.S. Treasury Notes, 4.625%, 11/15/2026	68,101,000	69,143,797
		$237,637,092
Utilities - Electric Power – 2.4%
American Electric Power Co., Inc., 5.699%, 8/15/2025	$562,000	$566,322
Edison International, 4.7%, 8/15/2025	1,686,000	1,671,113
Emera US Finance LP, 0.833%, 6/15/2024	1,057,000	1,036,133
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	889,000	911,457
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,251,294
FirstEnergy Corp., 2.05%, 3/01/2025	1,202,000	1,153,704
FirstEnergy Corp., 1.6%, 1/15/2026	734,000	682,979
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,498,526
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,697,975
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,607,946
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,839,611
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,019,000	1,012,683
		$20,929,743
Total Bonds		$652,683,720
Investment Companies (h) – 8.4%
Money Market Funds – 8.4%
MFS Institutional Money Market Portfolio, 5.4% (v)	71,651,649	$71,658,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Short-Term Obligations – 5.6%
Federal Home Loan Bank, 5.18%, due 2/01/2024 (s)(y)	$47,909,000	$47,902,080

Other Assets, Less Liabilities – 9.7%		82,834,789
Net Assets – 100.0%		$855,079,403
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $71,658,814 and $700,585,800, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $217,465,111, representing 25.4% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	239	$49,151,844	March – 2024	$443,296
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/25	USD	13,800,000	centrally cleared	5.014%/Annually	SOFR - 1 day/Annually	$140,142	$(1,294)	$138,848
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	SOFR - 1 day/Annually	805,327	(4,023)	801,304
						$945,469	$(5,317)	$940,152
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
5/07/24	USD	1,955,340 (Short)	Goldman Sachs International	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	$10,263	$—	$10,263
5/28/24	USD	10,307,216 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	48,729	—	48,729
6/14/24	USD	8,781,608 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNITR (floating rate)	42,899	—	42,899
9/30/24	USD	7,087,931 (Short)	Merrill Lynch International	3 month T-Bill - 0.05%	BCOMHOTR (floating rate)	30,024	—	30,024
1/21/25	USD	9,036,071 (Short)	Citibank N.A.	3 month T-Bill - 0.04%	BCOMGCTR (floating rate)	43,316	—	43,316
2/03/25	USD	12,944,995 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	52,367	—	52,367
2/28/25	USD	4,090,761 (Short)	Morgan Stanley	3 month T-Bill - 0.04%	BCOMNGTR (floating rate)	574	—	574
						$228,172	$—	$228,172
Liability Derivatives
Total Return Swaps
3/15/24	USD	28,958,282 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	$(140,076)	$—	$(140,076)
5/06/24	USD	28,834,325 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(140,828)	—	(140,828)
5/07/24	USD	28,834,325 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(140,564)	—	(140,564)
6/25/24	USD	36,051,948 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(174,387)	—	(174,387)
7/15/24	USD	88,719,643 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(432,506)	—	(432,506)
8/16/24	USD	14,813,221 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(73,615)	—	(73,615)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
8/16/24	USD	29,557,612 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	$(142,973)	$—	$(142,973)
8/16/24	USD	34,066,311 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(166,071)	—	(166,071)
8/16/24	USD	35,039,634 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(170,815)	—	(170,815)
8/16/24	USD	34,066,311 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(166,072)	—	(166,072)
9/06/24	USD	6,632,859 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.075%	(30,605)	—	(30,605)
9/06/24	USD	9,018,877 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.07%	(41,600)	—	(41,600)
10/18/24	USD	140,786,766 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.14%	(688,465)	—	(688,465)
12/20/24	USD	108,476,452 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(529,476)	—	(529,476)
12/20/24	USD	13,823,078 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(64,436)	—	(64,436)
1/21/25	USD	49,803,096 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(241,133)	—	(241,133)
1/21/25	USD	49,803,096 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(240,906)	—	(240,906)
1/21/25	USD	49,803,096 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(241,133)	—	(241,133)
1/23/25	USD	13,648,070 (Long)	JPMorgan Chase Bank N.A.	BCOMSBTR (floating rate)	3 month T-Bill + 0.17%	(57,376)	—	(57,376)
1/23/25	USD	12,976,175 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(62,826)	—	(62,826)
2/03/25	USD	10,448,865 (Long)	JPMorgan Chase Bank N.A.	BCOMCLTR (floating rate)	3 month T-Bill - 0.05%	(41,060)	—	(41,060)
2/03/25	USD	14,415,938 (Long)	Citibank N.A.	BCOMSYTR (floating rate)	3 month T-Bill - 0.12%	(62,404)	—	(62,404)
2/28/25	USD	9,358,304 (Long)	Citibank N.A.	BCOMSMT (floating rate)	3 month T-Bill + 0.09%	(3,060)	—	(3,060)
2/28/25	USD	25,000,000 (Long)	Citibank N.A.	3 month T-Bill + 0.07%	BCOMTR (floating rate)	(71,669)	—	(71,669)
2/28/25	USD	32,000,000 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(107,644)	—	(107,644)
2/28/25	USD	14,000,000 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(52,144)	—	(52,144)
2/28/25	USD	13,000,000 (Long)	Morgan Stanley	BCOMALTR (floating rate)	3 month T-Bill - 0.04%	(28,456)	—	(28,456)
						$(4,312,300)	$—	$(4,312,300)
At January 31, 2024, the fund had cash collateral of $17,357,451 and other liquid securities with an aggregate value of $78,647,957 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $140,786,766*	Notional Amount: $108,476,452*	Notional Amount: $32,000,000*
Long Futures Contracts
Soybean Oil March 2024	0.7%	955,097	735,904	217,088
Soybean Oil March 2024	2.4%	3,354,526	2,584,668	762,464
Corn March 2024	1.1%	1,517,400	1,169,159	344,896
Corn March 2024	4.1%	5,776,059	4,450,463	1,312,864
WTI May 2024	2.3%	3,196,986	2,463,283	726,656
WTI March 2024	5.5%	7,720,324	5,948,523	1,754,784
Brent May 2024	7.8%	10,945,045	8,433,176	2,487,744
Cotton March 2024	0.4%	622,278	479,466	141,440
Cotton May 2024	1.2%	1,734,493	1,336,430	394,240
Gold May 2024	15.2%	21,427,464	16,509,899	4,870,336
Copper Comex March 2024	1.5%	2,097,019	1,615,757	476,640
Copper Comex May 2024	4.0%	5,609,086	4,321,810	1,274,912
Heating Oil April 2024	0.6%	803,470	619,075	182,624
Heating Oil March 2024	1.6%	2,276,381	1,753,956	517,408
Coffee May 2024	1.0%	1,406,741	1,083,897	319,744
Coffee March 2024	2.3%	3,184,737	2,453,846	723,872
Kansas Wheat May 2024	0.4%	526,683	405,810	119,712
Kansas Wheat March 2024	1.3%	1,841,491	1,418,872	418,560
Aluminum May 2024	1.2%	1,624,398	1,251,601	369,216
Aluminum March 2024	3.0%	4,252,887	3,276,857	966,656
Live Cattle May 2024	3.8%	5,298,792	4,082,728	1,204,384
Lean Hogs March 2024	2.1%	2,954,269	2,276,270	671,488
Lead May 2024	0.3%	372,944	287,354	84,768
Lead April 2024	0.7%	925,391	713,016	210,336
Nickel April 2024	0.5%	642,832	495,303	146,112
Nickel March 2024	1.9%	2,646,791	2,039,357	601,600
Zinc May 2024	0.7%	970,302	747,620	220,544
Zinc March 2024	1.8%	2,522,899	1,943,898	573,440
Natural Gas May 2024	1.4%	1,973,690	1,520,731	448,608
Natural Gas March 2024	4.9%	6,897,848	5,314,804	1,567,840
Gasoil May 2024	0.8%	1,090,675	840,367	247,904
Gasoil March 2024	2.1%	3,015,371	2,323,349	685,376
Soybeans May 2024	1.4%	1,902,029	1,465,517	432,320
Soybeans March 2024	4.2%	5,941,765	4,578,140	1,350,528
Sugar May 2024	0.9%	1,306,220	1,006,445	296,896
Sugar March 2024	2.3%	3,169,814	2,442,347	720,480
Silver May 2024	1.3%	1,780,671	1,372,010	404,736
Silver March 2024	3.3%	4,604,572	3,547,831	1,046,592
Soybean Meal May 2024	0.8%	1,092,646	841,886	248,352
Soybean Meal March 2024	2.5%	3,576,969	2,756,061	813,024
Wheat May 2024	0.6%	898,220	692,080	204,160
Wheat March 2024	2.0%	2,838,684	2,187,211	645,216
Gasoline RBOB May 2024	0.6%	874,004	673,422	198,656
Gasoline RBOB March 2024	1.9%	2,616,804	2,016,252	594,784
	100.0%	140,786,766	108,476,452	32,000,000
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2024, the Subsidiary’s net assets were $153,047,922, which represented 17.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$237,637,092	$—	$237,637,092
Non - U.S. Sovereign Debt	—	4,242,354	—	4,242,354
Municipal Bonds	—	3,859,763	—	3,859,763
U.S. Corporate Bonds	—	157,235,814	—	157,235,814
Residential Mortgage-Backed Securities	—	5,589,212	—	5,589,212
Commercial Mortgage-Backed Securities	—	32,896,800	—	32,896,800
Asset-Backed Securities (including CDOs)	—	94,073,094	—	94,073,094
Foreign Bonds	—	117,149,591	—	117,149,591
Short-Term Securities	—	47,902,080	—	47,902,080
Mutual Funds	71,658,814	—	—	71,658,814
Total	$71,658,814	$700,585,800	$—	$772,244,614
Other Financial Instruments
Futures Contracts – Assets	$443,296	$—	$—	$443,296
Swap Agreements – Assets	—	1,168,324	—	1,168,324
Swap Agreements – Liabilities	—	(4,312,300)	—	(4,312,300)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$83,594,006	$86,969,392	$98,906,286	$2,877	$(1,175)	$71,658,814
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,224,478	$—